Segment Information Sales by Geographic Location (Details 4) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 8,721	$ 8,475	$ 8,456	$ 8,189	$ 8,156	$ 8,085	$ 7,119	$ 6,735	$ 33,841	$ 30,095	$ 26,004
Concentration Risk, Percentage									100.00%	100.00%	100.00%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 28,687	$ 25,661	$ 22,552
Concentration Risk, Percentage									85.00%	85.00%	87.00%
Asia/Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 1,836	$ 1,666	$ 1,461
Concentration Risk, Percentage									5.00%	6.00%	5.00%
All Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 3,318	$ 2,768	$ 1,991
Concentration Risk, Percentage									10.00%	9.00%	8.00%
Aeronautics Systems | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 9,325	$ 8,818	$ 7,887
Concentration Risk, Percentage									85.00%	86.00%	88.00%
Aeronautics Systems | Asia/Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 810	$ 677	$ 635
Concentration Risk, Percentage									7.00%	7.00%	7.00%
Aeronautics Systems | All Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 878	$ 725	$ 472
Concentration Risk, Percentage									8.00%	7.00%	5.00%
Aeronautics Systems | Intersegment Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 103	$ 73	$ 46
Aeronautics Systems | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 11,116	$ 10,293	$ 9,040
Concentration Risk, Percentage									100.00%	100.00%	100.00%
Defense Systems | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 5,362	$ 4,613	$ 3,779
Concentration Risk, Percentage									79.00%	79.00%	84.00%
Defense Systems | Asia/Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 369	$ 365	$ 194
Concentration Risk, Percentage									5.00%	6.00%	4.00%
Defense Systems | All Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 1,073	$ 884	$ 532
Concentration Risk, Percentage									16.00%	15.00%	12.00%
Defense Systems | Intersegment Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 691	$ 750	$ 974
Defense Systems | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 7,495	$ 6,612	$ 5,479
Concentration Risk, Percentage									100.00%	100.00%	100.00%
Mission Systems | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 6,843	$ 6,578	$ 6,257
Concentration Risk, Percentage									79.00%	80.00%	80.00%
Mission Systems | Asia/Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 637	$ 592	$ 617
Concentration Risk, Percentage									7.00%	7.00%	8.00%
Mission Systems | All Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 1,202	$ 1,061	$ 948
Concentration Risk, Percentage									14.00%	13.00%	12.00%
Mission Systems | Intersegment Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 728	$ 718	$ 638
Mission Systems | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 9,410	$ 8,949	$ 8,460
Concentration Risk, Percentage									100.00%	100.00%	100.00%
Space Systems | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 7,157	$ 5,652	$ 4,629
Concentration Risk, Percentage									98.00%	98.00%	99.00%
Space Systems | Asia/Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 20	$ 32	$ 15
Concentration Risk, Percentage									0.00%	0.00%	0.00%
Space Systems | All Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 165	$ 98	$ 39
Concentration Risk, Percentage									2.00%	2.00%	1.00%
Space Systems | Intersegment Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 83	$ 63	$ 36
Space Systems | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales									$ 7,425	$ 5,845	$ 4,719
Concentration Risk, Percentage									100.00%	100.00%	100.00%